Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets
Amortization recorded on all other intangibles applied on a straight line basis is as follows:

Acquired product rights and manufacturing processes	7-35 years
Intellectual property	20 years
Customer list	4 years
Supplier contracts	5 years
Distribution contracts	5 years
Software and other intangibles	3-5 years

	Acquired Product Rights and Manufacturing Processes	Intellectual Property	Distribution Contracts	Supplier Contracts	IPR&D	All Other Intangibles	Total
Balances, January 1, 2016	3,478,386	29,465	32,538	124,691	295,513	1,149	3,961,742
Additions	37,084	—	—	—	3,392	1,157	41,633
Measurement period adjustments	130,102	—	(970)	5,251	(150,686)	—	(16,303)
Dispositions	—	—	—	—	(1,103)	—	(1,103)
Transfer from IPR&D	4,235	—	—	—	(4,235)	—	—
Amortization	(149,827)	(1,640)	(6,034)	(24,900)	—	(418)	(182,819)
Impact of foreign exchange	(344,675)	—	(4,850)	(19,855)	(24,811)	(58)	(394,249)
Impairments	(1,070,711)	—	—	—	(58,470)	—	(1,129,181)
Balances, December 31, 2016	2,084,594	27,825	20,684	85,187	59,600	1,830	2,279,720

Additions	—	—	—	—	888	204	1,092
Dispositions	(748)	—	—	—	(37)	(40)	(825)
Transfer from IPR&D	2,422	—	—	—	(2,422)	—	—
Amortization	(194,703)	(1,640)	(5,718)	(23,405)	—	(959)	(226,425)
Impact of foreign exchange	115,760	—	1,717	7,023	10,833	270	135,603
Impairments	(625,694)	—	—	—	(59,593)	—	(685,287)
Balances, December 31, 2017	1,381,631	26,185	16,683	68,805	9,269	1,305	1,503,878

Disclosure of impairment of assets
Details of significant impairments were as follows:

	Impairment	Remaining Carrying Value as at Jun 30, 2017
Liothyronine Sodium	128,191	53,969
Fusidic Acid	83,263	64,956
Prednisolone	41,679	16,554
Nefopam	17,353	3,944
Alimemazine Tartrate	11,185	8,026
Prochlorperazine Mesilate	7,217	5,164
Dicycloverine	5,060	10,687
For the remaining products the Company recorded impairments using a fair value less costs of disposal model in the statement of loss for the year ended December 31, 2016. The impairments recorded during the fourth quarter of 2016 and the resulting carrying values subsequent to the impairments were as follows:

	Impairment	Remaining Carrying Value as at Dec 31, 2016
Plaquenil®	219,354	47,089
Uroxatral®	38,544	20,567
Dyrenium®	23,056	19,621
Dibenzyline®	10,518	33,342
Parnate®	8,009	7,225
Ulesfia®	7,457	—
The total impairment recorded on acquired product rights during the fourth quarter of 2017 was $124,899. Details of significant impairments were as follows:

	Impairment	Remaining Carrying Value as at Dec 31, 2017
Erythromycin	17,249	23,888
Cyclizine Hcl	17,084	41,634
Prednisolone	11,141	4,934
Trazodone	7,271	3,771
Ergotamine + Caffeine	6,084	7,037
Dipipanone + Cyclizine	4,373	12,603
Hydralazine Hcl	4,094	8,974
Details of significant impairments were as follows:

	Impairment	Remaining Carrying Value as at Dec 31, 2016
Levothyroxine Sodium	61,594	90,159
Prednisolone	43,521	58,738
Hydrocortisone	26,129	8,042
Carbimazole	12,088	63,471
Tranylcypromine Sulphate	13,379	13,537
Dicycloverine	11,835	15,883
Dipipanone Cyclizine	9,904	17,696
Nefopam	8,306	21,479

Disclosure of sensitivity analysis for interest rate risk
The following table presents a sensitivity analysis to show the impact on the significant impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+0.5%	-0.5%	+0.5%	-0.5%
Liothyronine Sodium	958	(1,009)	(364)	345
Fusidic Acid	1,696	(1,793)	(719)	681
Prednisolone	301	(317)	(116)	110
Nefopam	88	(93)	(37)	35
Dicycloverine	260	(274)	(107)	101
Prochlorperazine Mesilate	101	(106)	(39)	37
Alimemazine Tartrate	89	(91)	—	—
The following table presents a sensitivity analysis to show the impact on significant impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+0.5%	-0.5%	+0.5%	-0.5%
Erythromycin	443	(462)	(128)	123
Cyclizine Hcl	1,004	(1,060)	(402)	381
Prednisolone	55	(57)	(12)	12
Trazodone	72	(76)	(27)	26
Ergotamine + Caffeine	175	(185)	(70)	67
Dipipanone + Cyclizine	306	(323)	(121)	115
Hydralazine Hcl	209	(220)	(82)	78
The following table presents a sensitivity analysis to show the impact on the impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+1%	-1%	+1%	-1%
Plaquenil®	1,537	(1,660)	(1,803)	1,946
Uroxatral®	588	(552)	(684)	641
Dyrenium®	697	(776)	(1,228)	1,350
Dibenzyline®	1,390	(1,529)	(1,290)	1,420
Parnate®	253	(234)	(280)	305
Ulesfia®	—	—	—	—
The following table presents a sensitivity analysis to show the impact on the significant impairments for changes in certain assumptions:

	Discount rate		Terminal revenue growth assumption
	+1%	-1%	+1%	-1%
Levothyroxine Sodium	4,783	(5,417)	(8,852)	7,810
Prednisolone	3,089	(3,499)	(5,328)	4,701
Hydrocortisone	355	(401)	(648)	571
Carbimazole	3,450	(3,909)	(5,957)	5,256
Tranylcypromine Sulphate	698	(790)	(1,156)	1,020
Dicycloverine	836	(947)	(1,281)	1,130
Dipipanone Cyclizine	1,022	(1,160)	(581)	513
Nefopam	1,151	(1,303)	(1,842)	1,626
A 1% appreciation (depreciation) in the interest rate would result in the following:

	2017	2016	2015
Impact of a 1% increase in interest rates for contingent purchase consideration payable on net loss	134	(166)	(1,665)
Impact of a 1% decrease in interest rates for contingent purchase consideration payable on net loss	(131)	177	1,760
Impact of a 1% increase in interest rates above LIBOR floor for long-term debt on net loss	(3,971)	(18,009)	(6,331)